Cover Page	Feb. 01, 2024
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001837532
Document Type	8-K
Document Period End Date	Feb. 01, 2024
Entity Registrant Name	Apollo Debt Solutions BDC
Entity Incorporation State Country Code	DE
Entity File Number	814-01424
Entity Tax Identification Number	86-1950548
Entity Address, Address Line One	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false